REVENUE AND DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE AND DEFERRED REVENUES
Schedule of disaggregated revenue by segment:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Xiaomi Wearable Products	4,193,665	4,438,081	3,340,857
Self-branded products and other	1,618,590	1,995,282	2,909,252
Total	5,812,255	6,433,363	6,250,109

Schedule of deferred revenue and refund liability:

	As of December 31,
	2020	2021
	RMB	RMB
Accounts receivables	298,038	537,084
Amounts due from related parties	860,213	295,614
Deferred revenue	51,780	87,980
Refund liability (sales return)	366	5,745